File No. 33-06851

811-04723

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 52  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 52  [X]

(Check appropriate box or boxes.)

Dreyfus Treasury & Agency Cash Management

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 14th day of June 2017.

Dreyfus Treasury & Agency Cash Management

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	06/14/2017

Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	06/14/2017

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	06/14/2017

Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	06/14/2017

Francine J. Bovich

/s/ J. Charles Cardona*	Board Member	06/14/2017

J. Charles Cardona

/s/ Gordon J. Davis*	Board Member	06/14/2017

Gordon J. Davis

/s/ Isabel P. Dunst*	Board Member	06/14/2017

Isabel P. Dunst

/s/ Robin A. Melvin*	Board Member	06/14/2017

Robin A. Melvin

/s/ Nathan Leventhal*	Board Member	06/14/2017

Nathan Leventhal

/s/ Roslyn M. Watson*	Board Member	06/14/2017

Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	06/14/2017

Benaree Pratt Wiley

*BY:	/s/ Maureen E. Kane
Maureen E. Kane Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.